Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Pretax amount
Foreign currency translation adjustment					$ (59,207)	¥ (4,855,000)	¥ (11,570,000)	¥ (2,926,000)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains (losses) arising during the year					(549)	(45,000)	(1,272,000)	4,343,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					7,951	652,000	(132,000)	(274,000)
Net unrealized gains (losses)					7,402	607,000	(1,404,000)	4,069,000
Pension liability adjustment:
Unrealized gains (losses) arising during the year					(988)	(81,000)	(776,000)	1,622,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					2,683	220,000	83,000	(19,000)
Net unrealized gains (losses)					1,695	139,000	(693,000)	1,603,000
Other comprehensive income (losses)					(50,110)	(4,109,000)	(13,667,000)	2,746,000
Tax benefit (expense)
Foreign currency translation adjustment	(597)	(49,000)	(21,000)	5,000	597	49,000	21,000	(5,000)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains (losses) arising during the year					1,744	143,000	513,000	(1,750,000)
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					(3,207)	(263,000)	53,000	111,000
Net unrealized gains (losses)	1,463	120,000	(566,000)	1,639,000	(1,463)	(120,000)	566,000	(1,639,000)
Pension liability adjustment:
Unrealized gains (losses) arising during the year					329	27,000	321,000	(682,000)
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					(1,085)	(89,000)	(33,000)	9,000
Net unrealized gains (losses)	756	62,000	(288,000)	673,000	(756)	(62,000)	288,000	(673,000)
Other comprehensive income (losses)					(1,622)	(133,000)	875,000	(2,317,000)
Net of tax amount
Foreign currency translation adjustment		(4,952,000)	(11,716,000)	(3,018,000)	(58,610)	(4,806,000)	(11,549,000)	(2,931,000)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains (losses) arising during the year		487,000	(838,000)	2,430,000	1,195	98,000	(759,000)	2,593,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					4,744	389,000	(79,000)	(163,000)
Net unrealized gains (losses)					5,939	487,000	(838,000)	2,430,000
Pension liability adjustment:
Unrealized gains (losses) arising during the year					(659)	(54,000)	(455,000)	940,000
Add(Less)-Reclassification adjustment for gains (losses) realized in net income					1,598	131,000	50,000	(10,000)
Net unrealized gains (losses)		77,000	(405,000)	930,000	939	77,000	(405,000)	930,000
Other comprehensive income (losses)					$ (51,732)	¥ (4,242,000)	¥ (12,792,000)	¥ 429,000